Lease - Supplemental cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	¥ 773	¥ 1,050	¥ 1,008
Operating leases	0	2,213	0
Operating leases	875	627	0
Operating leases	¥ 875	¥ 704	¥ 0